Summary of Significant Accounting Policies (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($) segment	Jan. 01, 2022 USD ($)	Dec. 31, 2020 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of operating segments | segment	3	3
Operating right of use assets	$ 17,233	$ 0
Current portion of operating lease liabilities	4,277	0
Lease liabilities, noncurrent	14,409	0
Property and equipment, net	4,909	4,192		$ 2,104
Total accrued expenses and other current liabilities	14,516	13,924		9,452
Other non-current liabilities	$ 3,801	$ 6,900		$ 807
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating right of use assets			$ 16,439
Current portion of operating lease liabilities			3,970
Lease liabilities, noncurrent			13,796
Property and equipment, net			43
Total accrued expenses and other current liabilities			19
Other non-current liabilities			$ 21